INCOME TAXES (Tables)	9 Months Ended
Nov. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Benefit
The components of income tax benefit consisted of the following (in millions):

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Current
Federal(1)	$9.0	$54.0	$108.6
State(2)	(6.7)	26.5	20.6
Foreign	0.3	49.8	—

Total Current	2.6	130.3	129.2
Deferred
Federal	(77.9)	(807.7)	(177.9)
State	(3.6)	(216.6)	(41.6)
Foreign	—	(69.8)	—

Total Deferred	(81.5)	(1,094.1)	(219.5)

Income tax benefit	$(78.9)	$(963.8)	$(90.3)

(1)	Federal current tax expense net of $12.8 million, $22.4 million and $31.2 million tax benefit of NOLs in fiscal 2018, fiscal 2017 and fiscal 2016, respectively.
(2)	State current tax expense net of $9.5 million, $9.6 million and $3.8 million tax benefit of NOLs in fiscal 2018, fiscal 2017 and fiscal 2016, respectively.

Schedule of Effective Income Tax Rate Reconciliation
The difference between the actual tax provision and the tax provision computed by applying the statutory federal income tax rate to income (loss) before income taxes was attributable to the following (in millions):

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Income tax expense (benefit) at federal statutory rate	$11.0	$(301.5)	$(162.3)
State income taxes, net of federal benefit	0.7	(39.8)	(20.2)
Change in valuation allowance	(3.3)	(218.0)	107.1
Tax Cuts and Jobs Act	(56.9)	(430.4)	—
Unrecognized tax benefits	(16.2)	(36.5)	(18.7)
Member loss	—	83.1	16.6
Charitable donations	(4.4)	—	(11.1)
Tax Credits	(10.8)	(9.1)	(17.3)
Indemnification asset	—	—	5.1
CVR liability adjustment	—	(20.3)	7.5
Reorganization of limited liability companies	—	46.7	—
Nondeductible equity-based compensation expense	3.8	1.6	4.2
Other	(2.8)	(39.6)	(1.2)

Income tax benefit	$(78.9)	$(963.8)	$(90.3)

Schedule of Valuation Allowance Activity
The valuation allowance activity on deferred tax assets was as follows (in millions):

	February 23, 2019	February 24, 2018	February 25, 2017
Beginning balance	$134.9	$387.6	$286.8
Additions charged to income tax expense	3.5	141.0	107.1
Reductions credited to income tax expense	(6.8)	(359.0)	—
Changes to other comprehensive income or loss and other	7.9	(34.7)	(6.3)

Ending balance	$139.5	$134.9	$387.6

Schedule of Deferred Tax Assets and Liabilities	The Company’s deferred tax assets and liabilities consisted of the following (in millions):

	February 23, 2019	February 24, 2018
Deferred tax assets:
Compensation and benefits	$132.0	$122.3
Net operating loss	165.9	160.5
Pension & postretirement benefits	195.6	194.7
Reserves	1.5	6.3
Self-Insurance	259.7	265.1
Tax credits	64.2	57.4
Other	58.7	59.3

Gross deferred tax assets	877.6	865.6
Less: valuation allowance	(139.5)	(134.9)

Total deferred tax assets	738.1	730.7
Deferred tax liabilities:
Debt discounts	62.8	73.7
Depreciation and amortization	876.1	903.5
Inventories	346.5	322.9
Other	14.1	10.5

Total deferred tax liabilities	1,299.5	1,310.6

Net deferred tax liability	$(561.4)	$(579.9)

Noncurrent deferred tax asset	$—	$—
Noncurrent deferred tax liability	(561.4)	(579.9)

Total	$(561.4)	$(579.9)

Schedule of Unrecognized Tax Benefits
Changes in the Company’s unrecognized tax benefits consisted of the following (in millions):

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Beginning balance	$356.0	$418.0	$435.3
Increase related to tax positions taken in the current year	1.6	65.4	63.8
Increase related to tax positions taken in prior years	35.1	4.6	6.4
Decrease related to tax position taken in prior years	(0.4)	(70.0)	(71.0)
Decrease related to settlements with taxing authorities	(8.3)	(17.5)	(9.8)
Decrease related to lapse of statute of limitations	(7.8)	(44.5)	(6.7)

Ending balance	$376.2	$356.0	$418.0